UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     972.931.4808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     January 24, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     94

Form13F Information Table Value Total:     $167,148 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 604059105      289     3400 SH       SOLE                     3400
Abbott Laboratories         COM                 002824100      258     5545 SH       SOLE                     5545
Agilent Technologies        COM                 00846u101     2998   102532 SH       SOLE                   102532
Altria Group                COM                 718154107      280     5141 SH       SOLE                     5141
Amer Electric Pwr           COM                 025537101      882    28900 SH       SOLE                    28900
American Express            COM                 025816109     5086   105461 SH       SOLE                   105461
AT&T Wireless               COM                 00209a106      118    14820 SH       SOLE                    14820
Automatic Data Processing   COM                 530151034     1717    43344 SH       SOLE                    43344
B I S Y S Group             COM                 055472104      149    10000 SH       SOLE                    10000
Banc One                    COM                 06423A103      764    16750 SH       SOLE                    16750
Bank of New York            COM                 064057102      364    10980 SH       SOLE                    10980
Berkshire Hathaway Class B  COM                 084670207    33344    11845 SH       SOLE                    11845
Biomet Incorporated         COM                 090613100      292     8018 SH       SOLE                     8018
Boeing                      COM                 097023105     5033   119446 SH       SOLE                   119446
BP PLC ADR                  COM                 055622104      952    19294 SH       SOLE                    19294
Bravo! Foods Intl           COM                 105666101        4    80000 SH       SOLE                    80000
Bristol-Myers Squibb        COM                 110122108     4955   173247 SH       SOLE                   173247
Caterpillar Inc             COM                 149123101      216     2600 SH       SOLE                     2600
CenterPoint Energy          COM                 15189T107      354    36538 SH       SOLE                    36538
Central Fund of Canada                          153501101     2606   496475 SH       SOLE                   496475
ChevronTexaco               COM                 166764100     3104    35929 SH       SOLE                    35929
cisco Systems               COM                 17275R102      291    11975 SH       SOLE                    11975
Citigroup                   COM                 172967101      517    10643 SH       SOLE                    10643
Coca Cola                   COM                 191219104     1043    20545 SH       SOLE                    20545
Conoco Phillips             COM                 20825C104     1201    18320 SH       SOLE                    18320
Cooper Industries Ltd       COM                 216669101     3124    53921 SH       SOLE                    53921
Costco Wholesale            COM                 22160K105     1923    51725 SH       SOLE                    51725
Dell Inc                    COM                 247025109      204     6000 SH       SOLE                     6000
Dow Chemical                COM                 260543103      681    16380 SH       SOLE                    16380
Duke Capital Pfd 8.375%                                        214     8200 SH       SOLE                     8200
Duke Energy                 COM                 264399106      284    13900 SH       SOLE                    13900
Duke Weeks Rlt Pf 8.25%                                        278    11100 SH       SOLE                    11100
E*Trade Group               COM                 269246104      609    48175 SH       SOLE                    48175
Express Scripts             COM                 302182100      219     3300 SH       SOLE                     3300
Exxon Mobil                 COM                 30231G102     9636   235017 SH       SOLE                   235017
Fedex Corp                  COM                 31428X106      967    14322 SH       SOLE                    14322
FleetBoston Financial       COM                 339030108      310     7100 SH       SOLE                     7100
Ford Motor II 6.5% Cv Pfd                                      244     4375 SH       SOLE                     4375
Gannett                     COM                 364730101     1271    14255 SH       SOLE                    14255
Gateway Inc                 COM                 367626108      401    87200 SH       SOLE                    87200
General Electric            COM                 369604103      715    23093 SH       SOLE                    23093
General Motors              COM                 370442105     2244    42025 SH       SOLE                    42025
Gillette                    COM                 375766102     1961    53400 SH       SOLE                    53400
H & R Block                 COM                 093671105     5730   103478 SH       SOLE                   103478
Hercules Tr I Pfd 9.42%                                        537    21050 SH       SOLE                    21050
Hewlett-Packard             COM                 428236103     2111    91882 SH       SOLE                    91882
Home Depot                  COM                 437076102     9541   268836 SH       SOLE                   268836
Honeywell Intl              COM                 438516106      463    13848 SH       SOLE                    13848
Hubbell Inc Cl B            COM                 443510201      812    18420 SH       SOLE                    18420
Int'l Business Machines     COM                 459200101      860     9274 SH       SOLE                     9274
Int'l Flavors & Frag        COM                 459506101      239     6850 SH       SOLE                     6850
Int'l Paper Pfd 7.875%                                         242     9600 SH       SOLE                     9600
Invesco Strat Gold Port                                         78    20119 SH       SOLE                2     119
Johnson & Johnson           COM                 478160104     1257    24341 SH       SOLE                    24341
Kimberly-Clark              COM                 494368103      312     5275 SH       SOLE                     5275
Lilly Eli & Company         COM                 532457108      547     7775 SH       SOLE                     7775
Lowe's Companies            COM                 548661107     1688    30480 SH       SOLE                    30480
Lucent Technologies         COM                 549463107       38    13521 SH       SOLE                    13521
MBNA Corp                   COM                 55262L100      479    19274 SH       SOLE                    19274
McDermott Int'l             COM                 580037109      239    20000 SH       SOLE                    20000
McDonalds Corp              COM                 580135101     2857   115043 SH       SOLE                   115043
Mellon Financial            COM                 58551A108      937    29182 SH       SOLE                    29182
Merck & Co                  COM                 589331107     5224   113064 SH       SOLE                   113064
Microsoft                   COM                 594918104      226     8200 SH       SOLE                     8200
Migratec Inc                COM                                  0    50000 SH       SOLE                    50000
Moody's Corporation         COM                 615369105     1354    22368 SH       SOLE                    22368
Motorola                    COM                 620076109     4050   287875 SH       SOLE                   287875
New Plan Excel Realty       COM                 648053106      284    11500 SH       SOLE                    11500
Northern Border Partners LP COM                 664785102      257     6550 SH       SOLE                     6550
Pepsico                     COM                 713448108     1612    34575 SH       SOLE                    34575
Performance Technologies    COM                 71376K102      458    32125 SH       SOLE                    32125
PetroChina ADR              COM                 71646E100     2156    37800 SH       SOLE                    37800
Pfizer Incorporated         COM                 717081103      698    19750 SH       SOLE                    19750
PNC Financial Services      COM                 693475105     2206    40300 SH       SOLE                    40300
Rowan Companies             COM                 779382100      307    13250 SH       SOLE                    13250
Royce Total Return Fd                                          140    13117 SH       SOLE                1    3117
Russell 2000 i Shares                           464287655     2292    20689 SH       SOLE                    20689
Schering Plough Corp        COM                 806605101     6978   401280 SH       SOLE                   401280
Sprint Corp (FON Group)     COM                 852061100      361    21965 SH       SOLE                    21965
Tellabs Inc                 COM                 879664100     1546   183406 SH       SOLE                   183406
Texas Instruments           COM                 882508104      325    11051 SH       SOLE                    11051
Thomas & Betts              COM                 884315102     4180   182621 SH       SOLE                   182621
TXU Corp                    COM                 873168108     2557   107795 SH       SOLE                   107795
U S Bancorp                 COM                 902973304     2904    97509 SH       SOLE                    97509
United Technologies         COM                 913017109      616     6500 SH       SOLE                     6500
USG Corp                    COM                 903293405     2572   155200 SH       SOLE                   155200
VI TECHNOLOGIES INC COM     COM                                 11    10000 SH       SOLE                    10000
Wachovia Corp               COM                 929771103     1478    31723 SH       SOLE                    31723
Wachovia DEPs               PFD                                  0    30400 SH       SOLE                    30400
Washington Mutual Inc       COM                 939322103      226     5625 SH       SOLE                     5625
Weingarten Realty           COM                 948741103      279     6300 SH       SOLE                     6300
Wireless Webconnect         COM                                  0    15000 SH       SOLE                    15000
Worldcom Inc-Worldcom Grp   COM                                  0    18701 SH       SOLE                    18701
YUM! Brands                 COM                 895953107      782    22720 SH       SOLE                    22720